STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Weighted-average Assumptions Used to Estimate the Fair Values of Stock Options Granted
The following table presents the weighted-average assumptions used to estimate the fair values of the stock options granted during the years ended December 31, 2015 and 2014:

	2015	2014

Risk Free Interest Rate	1.69%	2.73%
Expected Volatility	176.6%	229.0%
Expected Life (in years)	5.0	10.0
Dividend Yield	0%	0%
Weighted average estimated fair value of options during the period	$2.00	$1.00

Schedule of Stock Option Activity
The following table summarizes the activities for our stock options for the year ended December 31, 2015and 2014:

	Options Outstanding
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in 000’s) (1)

Balance as of December 31, 2013	739,608	$4.25
Exercised	(141,176)	$1.70
Balance as of December 31, 2014	598,431	$4.25
Granted	1,875,000	$0.85
Exercised	(7,843)	0.05
Forfeited/canceled	(308,235)	$0.06
Balance as of December 31, 2015	2,157,353	$1.80	5.0	$226,631
Exercisable as of December 31, 2015	626,103	$2.57	6.2
Exercisable as of December 31, 2015 and expected to vest thereafter	2,157,353	$1.80	5.0	$226,631

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the closing stock price of $2.50 for our common stock on December 31, 2015.

Summary of the Activities of Unvested Stock Options
The following table summarizes the activities of our unvested stock options for the year ended December 31, 2015 and 2014:

	Number of Awards	Weighted Average Exercise Price	Weighted Average Remaining Amortization Period (Years)
Unvested stock options at December 31, 2013	55,882	$6.52
Vested	(38,235)	(6.86)
Unvested stock options at December 31, 2014	17,647	$9.49
Granted	1,875,000	$1.43
Cancelled/Forfeited	(11,765)	$(12.75)
Vested	(349,632)	$(1.31)
Unvested stock options at December 31, 2015	1,531,250	$1.48	4.49

Schedule of Warrant Activity
The following table summarizes the activities for our warrants for the year ended December 31, 2015:

	Warrants Outstanding
	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in 000’s) (1)

Balance as of December 31, 2013	1,405,686	$8.80
Granted	121,755	6.86
Expired	(66,666)	(12.75)
Balance as of December 31, 2014	1,460,775	$1.01
Exercised	(2,353)	$0.85
Cancelled/Forfeited	(43,529)	$(4.15)
Balance as of December 31, 2015	1,414,893	$9.67	4.8	$413
Exercisable as of December 31, 2015	1,414,893	$9.67	4.8
Exercisable as of December 31, 2015 and expected to vest thereafter	1,414,893	$9.67	4.8	$413

(1)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying warrants and the closing stock price of $2.50 for our common stock on December 31, 2015.